LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JANUARY 4, 2013

TO THE SUMMARY PROSPECTUS

DATED JUNE 27, 2012 OF

LEGG MASON DYNAMIC MULTI-STRATEGY FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated June 27, 2012 and as may be amended or further supplemented, and the fund’s statement of additional information, dated June 27, 2012, as supplemented on November 28, 2012 and January 4, 2013, and as may be amended or further supplemented, are incorporated by reference into this Summary Prospectus.

Please retain this supplement for future reference.

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